STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
STATEMENTS OF LOSS AND COMPREHENSIVE LOSS
Assays and analysis	$ 212,497	$ 225,954	$ 11,845
Drilling	1,487,489	907,694	0
Engineering	0	562	0
Environmental	8,096	466	4,410
Geological	441,570	284,834	70,470
Helicopter and fuel	0	447,828	6,390
Property costs and assessments	15,669	1,732	1,646
Site activities	406,947	393,350	(10,700)
Socioeconomic	0	2,330	12,128
Travel and accommodation	43,992	20,761	290
Exploration and evaluation	2,616,260	2,285,511	96,479
Administration	57,934	52,700	46,359
Conference and travel	405	705	0
Insurance	24,929	23,481	23,968
IT Services	33,640	21,120	12,000
Legal, accounting and audit	144,183	58,023	51,818
Office and miscellaneous	181,072	37,167	23,920
Regulatory, trust and filing	85,654	63,939	32,512
Expenses	527,817	257,135	190,577
Equity-settled share-based paymens	416,742	0	640,860
Operating expenses	(3,560,819)	(2,542,646)	(927,916)
Other items
Accretion expense - office lease	(1,888)	(3,244)	(4,376)
Amortization of Right-of-use asset	(9,895)	(9,895)	(9,895)
Recognition of flow-through premium liability	0	62,778	0
Interest income	94,679	25,089	12,410
Interest expense	(10)	(2,138)	(1,107)
Foreign exchange gain (loss)	(1,114)	(501)	(315)
Other income	5,508	33,755	20,735
(Loss) and comprehensive (loss) before taxes for the year	(3,473,539)	(2,436,802)	(910,464)
Current income tax expenses (recoveries)	0	0	37
(Loss) and comprehensive (loss) for the year	$ (3,473,539)	$ (2,436,802)	$ (910,427)
Basic earning (loss) per common share	$ (0.06)	$ (0.05)	$ (0.02)
Diluted earning (loss) per common share	$ (0.06)	$ (0.05)	$ (0.02)
Weighted average number of common shares outstanding (note 5(c))
Basic	62,626,277	48,777,657	43,216,198
Diluted	62,626,277	48,777,657	43,216,198